iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .9%
CH Robinson Worldwide, Inc. ................ 23,132 $ 2,317,132
Expeditors International of Washington, Inc.
(a)
...... 30,548 3,303,766
United Parcel Service, Inc. , Class B ............ 136,437 25,272,226
30,893,124
a
Airlines  —  0 .1%
Delta Air Lines, Inc.
(b)
...................... 29,677 1,160,370
Southwest Airlines Co. ..................... 27,492 983,389
2,143,759
a
Auto Components  —  0 .3%
Aptiv PLC
(b)
............................. 50,532 5,714,664
Autoliv, Inc. ............................. 15,284 1,407,962
BorgWarner, Inc. ......................... 44,210 2,090,249
9,212,875
a
Automobiles  —  2 .5%
Harley-Davidson, Inc. ...................... 25,559 1,176,481
Lucid Group, Inc.
(a) (b)
....................... 78,037 912,253
Rivian Automotive, Inc. , Class A
(b)
.............. 58,737 1,139,498
Tesla, Inc.
(b)
............................. 496,493 86,002,517
89,230,749
a
Banks  —  1 .7%
Bank of Hawaii Corp. ...................... 7,264 555,623
Cathay General Bancorp .................... 13,217 581,019
Citizens Financial Group, Inc. ................ 92,422 4,003,721
Comerica, Inc. ........................... 24,346 1,784,805
First Republic Bank ....................... 34,110 4,805,417
Heartland Financial USA, Inc. ................ 7,754 383,590
Huntington Bancshares, Inc. ................. 267,787 4,062,329
International Bancshares Corp. ............... 10,708 501,884
KeyCorp ............................... 173,679 3,332,900
M&T Bank Corp. ......................... 32,819 5,119,764
Old National Bancorp ...................... 53,895 943,162
PNC Financial Services Group, Inc. (The) ........ 76,521 12,658,869
Regions Financial Corp. .................... 174,841 4,115,757
SVB Financial Group
(b)
..................... 11,049 3,341,660
Truist Financial Corp. ...................... 246,817 12,190,292
Umpqua Holdings Corp. .................... 40,954 745,363
Zions Bancorp NA ........................ 27,841 1,480,028
60,606,183
a
Beverages  —  2 .7%
Coca-Cola Co. (The) ...................... 765,869 46,963,087
Keurig Dr Pepper, Inc. ..................... 145,457 5,131,723
PepsiCo, Inc. ........................... 257,279 43,999,855
96,094,665
a
Biotechnology  —  3 .4%
AbbVie, Inc. ............................ 329,624 48,701,946
Amgen, Inc. ............................ 99,706 25,165,794
Biogen, Inc.
(b)
........................... 27,110 7,886,299
BioMarin Pharmaceutical, Inc.
(b)
............... 34,570 3,987,650
Gilead Sciences, Inc. ...................... 233,619 19,609,979
Vertex Pharmaceuticals, Inc.
(b)
................ 47,819 15,450,319
120,801,987
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 23,875 1,616,338
Allegion PLC ............................ 16,269 1,912,421
Builders FirstSource, Inc.
(a) (b)
................. 29,138 2,322,299
Carrier Global Corp. ....................... 157,143 7,154,721
Fortune Brands Innovations, Inc. .............. 23,963 1,545,853
Security Shares Value
a
Building Products (continued)
Johnson Controls International PLC ............ 128,111 $ 8,912,682
Lennox International, Inc. ................... 5,954 1,551,732
Masco Corp. ............................ 42,086 2,238,975
Owens Corning .......................... 17,893 1,729,358
Trane Technologies PLC .................... 43,253 7,747,477
36,731,856
a
Capital Markets  —  4 .6%
Ameriprise Financial, Inc. ................... 20,189 7,068,573
Bank of New York Mellon Corp. (The) ........... 142,990 7,231,004
BlackRock, Inc.
(c)
......................... 28,132 21,358,096
Charles Schwab Corp. (The) ................. 271,098 20,988,407
CME Group, Inc. , Class A ................... 67,061 11,846,996
FactSet Research Systems, Inc. ............... 7,057 2,984,688
Franklin Resources, Inc. .................... 55,264 1,724,237
Intercontinental Exchange, Inc. ............... 103,946 11,179,392
Invesco Ltd. ............................ 63,066 1,167,352
MarketAxess Holdings, Inc. .................. 6,950 2,528,758
Moody's Corp. ........................... 30,732 9,918,753
Morgan Stanley .......................... 240,037 23,362,801
Nasdaq, Inc. ............................ 64,376 3,874,791
Northern Trust Corp. ....................... 37,059 3,593,611
S&P Global, Inc. ......................... 63,489 23,804,566
State Street Corp. ........................ 68,656 6,270,352
T Rowe Price Group, Inc. ................... 42,114 4,905,018
163,807,395
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 41,363 13,257,255
Albemarle Corp. ......................... 21,845 6,148,275
Axalta Coating Systems Ltd.
(a) (b)
............... 40,871 1,230,217
Ecolab, Inc. ............................ 47,884 7,413,880
HB Fuller Co. ........................... 9,760 674,416
International Flavors & Fragrances, Inc. .......... 47,382 5,328,580
Linde PLC ............................. 92,934 30,755,578
Minerals Technologies, Inc. .................. 6,121 425,103
Mosaic Co. (The) ......................... 64,450 3,192,853
PPG Industries, Inc. ....................... 43,911 5,723,360
Sherwin-Williams Co. (The) .................. 45,789 10,833,220
84,982,737
a
Commercial Services & Supplies  —  0 .2%
ACCO Brands Corp. ....................... 16,444 104,420
Copart, Inc.
(b)
........................... 79,905 5,322,472
Deluxe Corp. ............................ 7,902 157,961
HNI Corp. .............................. 7,717 245,169
Interface, Inc. ........................... 11,103 126,352
Steelcase, Inc. , Class A .................... 15,445 120,471
Tetra Tech, Inc. .......................... 9,931 1,544,469
7,621,314
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ....................... 771,911 37,568,908
CommScope Holding Co., Inc.
(a) (b)
.............. 39,389 330,868
F5, Inc.
(b)
.............................. 11,061 1,633,267
Motorola Solutions, Inc. .................... 31,004 7,968,338
47,501,381
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 9,212 1,365,679
Granite Construction, Inc. ................... 8,558 364,400
MDU Resources Group, Inc. ................. 37,700 1,165,307
Quanta Services, Inc.
(a)
..................... 26,642 4,054,646
6,950,032
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 57,627 $ 1,872,301
American Express Co. ..................... 118,850 20,790,431
Discover Financial Services .................. 51,028 5,956,498
Synchrony Financial ....................... 89,971 3,304,635
31,923,865
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 15,112 2,862,817
Ball Corp. .............................. 58,716 3,419,620
Sealed Air Corp. ......................... 27,258 1,492,648
Sonoco Products Co. ...................... 17,940 1,096,314
8,871,399
a
Distributors  —  0 .2%
LKQ Corp. ............................. 48,649 2,868,345
Pool Corp. ............................. 7,349 2,833,848
5,702,193
a
Diversified Financial Services  —  0 .1%
Equitable Holdings, Inc. .................... 70,127 2,248,973
Voya Financial, Inc. ....................... 18,129 1,264,860
3,513,833
a
Diversified Telecommunication Services  —  1 .0%
Liberty Global PLC , Class A
(b)
................ 30,986 672,086
Liberty Global PLC , Class C , NVS
(a) (b)
........... 52,953 1,183,500
Lumen Technologies, Inc. ................... 173,278 909,710
Verizon Communications, Inc. ................ 782,920 32,545,984
35,311,280
a
Electric Utilities  —  0 .1%
Eversource Energy ....................... 64,572 5,316,213
a
Electrical Equipment  —  0 .6%
Acuity Brands, Inc. ........................ 6,083 1,146,767
Eaton Corp. PLC ......................... 74,128 12,024,303
Rockwell Automation, Inc. ................... 21,572 6,083,951
Sensata Technologies Holding PLC ............ 28,932 1,471,192
20,726,213
a
Electronic Equipment, Instruments & Components  —  0 .8%
Cognex Corp. ........................... 31,914 1,746,972
Corning, Inc. ............................ 149,969 5,190,427
Flex Ltd.
(b)
.............................. 84,581 1,974,966
Itron, Inc.
(b)
............................. 8,684 499,070
Keysight Technologies, Inc.
(b)
................. 33,495 6,007,328
TE Connectivity Ltd. ....................... 59,694 7,590,092
Trimble, Inc.
(a) (b)
.......................... 46,243 2,684,869
Zebra Technologies Corp. , Class A
(b)
............ 9,699 3,066,630
28,760,354
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 188,808 5,992,766
Core Laboratories NV
(a)
..................... 9,112 233,267
Halliburton Co. .......................... 168,803 6,958,060
NOV, Inc. .............................. 72,612 1,774,637
TechnipFMC PLC
(a) (b)
...................... 78,646 1,092,393
16,051,123
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 51,927 6,681,966
Walt Disney Co. (The)
(a) (b)
................... 339,875 36,873,039
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 430,190 6,375,416
49,930,421
a
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs)  —  3 .6%
American Tower Corp. ..................... 86,790 $ 19,388,018
AvalonBay Communities, Inc. ................ 26,048 4,621,957
Boston Properties, Inc. ..................... 27,476 2,048,061
Corporate Office Properties Trust .............. 21,640 607,435
Crown Castle, Inc. ........................ 80,592 11,936,481
Digital Realty Trust, Inc. .................... 53,721 6,157,501
Equinix, Inc. ............................ 16,969 12,525,328
Equity Residential ........................ 66,726 4,247,110
Federal Realty Investment Trust ............... 13,413 1,495,952
Healthpeak Properties, Inc. .................. 100,532 2,762,619
Host Hotels & Resorts, Inc. .................. 132,750 2,502,338
Iron Mountain, Inc. ........................ 54,080 2,951,686
Macerich Co. (The) ....................... 39,789 546,701
PotlatchDeltic Corp. ....................... 15,262 747,075
Prologis, Inc. ............................ 172,062 22,244,175
SBA Communications Corp. , Class A ............ 20,130 5,989,279
Simon Property Group, Inc. .................. 61,123 7,851,861
UDR, Inc. .............................. 60,722 2,586,150
Ventas, Inc. ............................ 74,462 3,857,876
Welltower, Inc. ........................... 86,499 6,490,885
Weyerhaeuser Co. ........................ 138,261 4,760,326
126,318,814
a
Food & Staples Retailing  —  0 .4%
Kroger Co. (The) ......................... 126,952 5,665,868
Sysco Corp. ............................ 94,522 7,321,674
United Natural Foods, Inc.
(b)
.................. 11,123 462,939
13,450,481
a
Food Products  —  1 .9%
Archer-Daniels-Midland Co. .................. 104,281 8,639,681
Bunge Ltd. ............................. 28,211 2,795,710
Campbell Soup Co. ....................... 39,101 2,030,515
Conagra Brands, Inc. ...................... 89,858 3,341,819
Darling Ingredients, Inc.
(a) (b)
.................. 29,630 1,964,173
General Mills, Inc. ........................ 110,822 8,684,012
Hain Celestial Group, Inc. (The)
(b)
.............. 15,679 321,733
Hormel Foods Corp. ....................... 55,608 2,519,599
Ingredion, Inc. ........................... 12,248 1,259,094
J M Smucker Co. (The) ..................... 19,887 3,038,734
Kellogg Co. ............................. 47,637 3,266,945
Kraft Heinz Co. (The) ...................... 137,257 5,563,026
Lamb Weston Holdings, Inc. ................. 26,758 2,672,857
McCormick & Co., Inc. , NVS ................. 46,711 3,508,930
Mondelez International, Inc. , Class A ............ 255,568 16,724,370
66,331,198
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 26,165 3,075,434
New Jersey Resources Corp. ................. 17,797 888,426
UGI Corp. .............................. 39,367 1,567,988
5,531,848
a
Health Care Equipment & Supplies  —  1 .8%
Align Technology, Inc.
(a) (b)
.................... 13,854 3,736,839
Becton Dickinson and Co. ................... 53,186 13,414,573
Cooper Companies, Inc. (The) ................ 9,193 3,207,714
Dentsply Sirona, Inc. ...................... 40,268 1,483,070
Dexcom, Inc.
(b)
.......................... 73,005 7,818,105
Edwards Lifesciences Corp.
(b)
................ 115,756 8,878,485
Hologic, Inc.
(b)
........................... 46,395 3,775,161
IDEXX Laboratories, Inc.
(b)
................... 15,534 7,464,087
Insulet Corp.
(b)
........................... 12,893 3,704,417
ResMed, Inc. ........................... 27,278 6,229,477

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
STERIS PLC ............................ 18,629 $ 3,847,075
63,559,003
a
Health Care Providers & Services  —  2 .6%
AmerisourceBergen Corp. ................... 29,041 4,906,767
Cardinal Health, Inc. ....................... 50,802 3,924,455
Centene Corp.
(b)
......................... 106,327 8,106,371
Cigna Corp. ............................ 56,805 17,988,439
DaVita, Inc.
(a) (b)
.......................... 10,034 826,701
Elevance Health, Inc. ...................... 44,765 22,382,052
HCA Healthcare, Inc. ...................... 42,743 10,902,457
Henry Schein, Inc.
(b)
....................... 25,436 2,191,311
Humana, Inc. ........................... 23,586 12,068,956
Laboratory Corp. of America Holdings ........... 16,895 4,259,567
Patterson Companies, Inc. .................. 16,340 493,305
Pediatrix Medical Group, Inc.
(b)
................ 15,036 230,803
Quest Diagnostics, Inc. ..................... 21,744 3,228,549
Select Medical Holdings Corp. ................ 19,912 578,842
92,088,575
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
..................... 30,137 886,028
a
Hotels, Restaurants & Leisure  —  3 .0%
Aramark ............................... 43,424 1,933,671
Booking Holdings, Inc.
(b)
.................... 7,407 18,029,379
Choice Hotels International, Inc. ............... 6,872 844,500
Darden Restaurants, Inc. ................... 22,872 3,384,370
Domino's Pizza, Inc. ....................... 6,739 2,378,867
Hilton Worldwide Holdings, Inc. ............... 51,248 7,435,572
Jack in the Box, Inc. ....................... 3,867 293,815
Marriott International, Inc. , Class A ............. 51,496 8,969,573
McDonald's Corp. ........................ 137,168 36,678,723
Royal Caribbean Cruises Ltd.
(b)
............... 42,731 2,774,951
Starbucks Corp. .......................... 213,910 23,346,138
Vail Resorts, Inc. ......................... 7,457 1,956,269
108,025,828
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,260 122,432
Garmin Ltd. ............................. 28,648 2,832,714
La-Z-Boy, Inc. ........................... 8,680 246,772
Meritage Homes Corp.
(b)
.................... 6,682 719,585
Mohawk Industries, Inc.
(b)
................... 9,495 1,139,970
Newell Brands, Inc. ....................... 73,887 1,179,237
Whirlpool Corp. .......................... 10,178 1,583,595
7,824,305
a
Household Products  —  2 .5%
Church & Dwight Co., Inc. ................... 45,180 3,653,255
Clorox Co. (The) ......................... 22,971 3,323,674
Colgate-Palmolive Co. ..................... 147,874 11,021,049
Kimberly-Clark Corp. ...................... 63,045 8,196,480
Procter & Gamble Co. (The) ................. 444,678 63,313,254
89,507,712
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc.
(a)
.................. 8,173 756,411
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 103,270 11,884,312
a
Insurance  —  2 .7%
Allstate Corp. (The) ....................... 50,420 6,477,457
Arthur J Gallagher & Co. .................... 39,302 7,692,188
Chubb Ltd. ............................. 77,886 17,718,286
Security Shares Value
a
Insurance (continued)
Hartford Financial Services Group, Inc. (The) ...... 60,353 $ 4,683,996
Lincoln National Corp. ..................... 29,928 1,060,349
Loews Corp. ............................ 38,263 2,352,409
Marsh & McLennan Companies, Inc. ............ 93,034 16,272,577
Principal Financial Group, Inc. ................ 46,970 4,347,074
Progressive Corp. (The) .................... 109,082 14,873,331
Prudential Financial, Inc. .................... 69,467 7,289,867
Travelers Companies, Inc. (The) ............... 44,301 8,466,807
Willis Towers Watson PLC ................... 20,396 5,184,459
96,418,800
a
Interactive Media & Services  —  6 .0%
Alphabet, Inc. , Class A
(b)
.................... 1,117,776 110,480,980
Alphabet, Inc. , Class C , NVS
(b)
................ 1,033,981 103,263,682
ZoomInfo Technologies, Inc.
(b)
................ 49,280 1,391,175
215,135,837
a
IT Services  —  6 .8%
Accenture PLC , Class A .................... 117,936 32,910,041
Akamai Technologies, Inc.
(a) (b)
................. 29,555 2,628,917
Automatic Data Processing, Inc. ............... 77,442 17,487,178
Cognizant Technology Solutions Corp. , Class A ..... 96,666 6,452,456
Fidelity National Information Services, Inc. ........ 113,507 8,517,565
International Business Machines Corp. .......... 168,369 22,684,355
Mastercard, Inc. , Class A .................... 160,833 59,604,710
Okta, Inc. , Class A
(b)
....................... 28,298 2,083,016
PayPal Holdings, Inc.
(b)
..................... 204,896 16,696,975
Visa, Inc. , Class A ........................ 304,787 70,165,015
Western Union Co. (The) ................... 71,686 1,015,791
240,246,019
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 24,191 1,431,381
Mattel, Inc.
(b)
............................ 65,908 1,348,478
Topgolf Callaway Brands Corp.
(a) (b)
............. 26,262 643,156
3,423,015
a
Life Sciences Tools & Services  —  2 .0%
Agilent Technologies, Inc. ................... 55,037 8,370,027
Bio-Techne Corp. ......................... 29,054 2,314,442
Danaher Corp. .......................... 128,846 34,064,305
Illumina, Inc.
(b)
........................... 29,364 6,289,769
IQVIA Holdings, Inc.
(a) (b)
..................... 34,800 7,983,468
Mettler-Toledo International, Inc.
(b)
............. 4,174 6,398,408
Waters Corp.
(b)
.......................... 11,186 3,675,496
West Pharmaceutical Services, Inc. ............ 13,841 3,676,169
72,772,084
a
Machinery  —  3 .4%
AGCO Corp. ............................ 11,714 1,618,055
Caterpillar, Inc. .......................... 98,438 24,834,923
Cummins, Inc. ........................... 26,352 6,575,878
Deere & Co. ............................ 54,113 22,881,141
Dover Corp. ............................ 26,802 4,069,348
Flowserve Corp. ......................... 23,929 823,636
Fortive Corp. ............................ 63,109 4,293,305
Graco, Inc. ............................. 31,593 2,158,434
IDEX Corp. ............................. 14,108 3,381,405
Illinois Tool Works, Inc. ..................... 57,799 13,642,876
Ingersoll Rand, Inc. ....................... 75,307 4,217,192
Lincoln Electric Holdings, Inc. ................ 10,251 1,710,584
Middleby Corp. (The)
(b)
..................... 9,479 1,473,510
PACCAR, Inc. ........................... 64,854 7,089,191
Parker-Hannifin Corp. ...................... 23,965 7,812,590
Pentair PLC ............................ 30,597 1,694,462
Snap-on, Inc. ........................... 9,892 2,460,437

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Stanley Black & Decker, Inc. ................. 27,590 $ 2,464,063
Tennant Co. ............................ 3,040 213,195
Timken Co. (The) ......................... 12,334 1,015,705
Westinghouse Air Brake Technologies Corp. ....... 32,254 3,348,288
Xylem, Inc. ............................. 33,680 3,503,057
121,281,275
a
Media  —  0 .2%
Cable One, Inc. .......................... 934 737,748
John Wiley & Sons, Inc. , Class A .............. 8,337 381,835
New York Times Co. (The) , Class A ............. 30,593 1,065,860
Omnicom Group, Inc. ...................... 38,271 3,290,923
Scholastic Corp. ......................... 5,766 255,088
5,731,454
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,273 292,698
Newmont Corp. .......................... 148,212 7,844,861
Schnitzer Steel Industries, Inc. , Class A .......... 4,950 167,508
8,305,067
a
Multiline Retail  —  0 .4%
Kohl's Corp. ............................ 24,201 783,386
Nordstrom, Inc. .......................... 21,086 412,021
Target Corp. ............................ 85,871 14,781,834
15,977,241
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 12,983 518,022
Consolidated Edison, Inc. ................... 66,006 6,291,032
Sempra Energy .......................... 58,719 9,414,417
16,223,471
a
Oil, Gas & Consumable Fuels  —  1 .5%
Cheniere Energy, Inc. ...................... 42,000 6,417,180
HF Sinclair Corp. ......................... 30,356 1,727,256
Marathon Petroleum Corp. .................. 93,052 11,959,043
ONEOK, Inc. ............................ 83,125 5,692,400
Phillips 66 .............................. 89,803 9,004,547
Valero Energy Corp. ....................... 73,447 10,284,784
Williams Companies, Inc. (The) ............... 227,350 7,329,764
52,414,974
a
Personal Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 43,024 11,921,090
a
Pharmaceuticals  —  2 .7%
Bristol-Myers Squibb Co. .................... 398,068 28,919,640
Jazz Pharmaceuticals PLC
(a) (b)
................ 11,721 1,836,212
Merck & Co., Inc. ......................... 472,211 50,720,183
Zoetis, Inc. , Class A ....................... 87,377 14,460,020
95,936,055
a
Professional Services  —  0 .2%
ASGN, Inc.
(b)
............................ 9,221 838,650
Exponent, Inc. ........................... 9,613 985,717
Heidrick & Struggles International, Inc. .......... 3,439 105,784
ICF International, Inc.
(a)
..................... 3,643 372,278
Kelly Services, Inc. , Class A , NVS ............. 6,517 117,958
ManpowerGroup, Inc. ...................... 9,485 826,713
Resources Connection, Inc. .................. 6,682 115,398
Robert Half International, Inc. ................. 20,412 1,713,791
TransUnion ............................. 35,612 2,555,161
TrueBlue, Inc.
(a) (b)
......................... 6,608 129,715
7,761,165
a
Security Shares Value
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(b)
................. 21,439 $ 181,803
CBRE Group, Inc. , Class A
(b)
................. 59,959 5,127,094
Jones Lang LaSalle, Inc.
(a) (b)
.................. 8,927 1,650,334
6,959,231
a
Road & Rail  —  1 .5%
ArcBest Corp.
(a)
.......................... 4,730 394,718
Avis Budget Group, Inc.
(a) (b)
.................. 5,919 1,184,037
CSX Corp. ............................. 399,531 12,353,499
Knight-Swift Transportation Holdings, Inc. , Class A .. 28,459 1,681,927
Norfolk Southern Corp. ..................... 43,724 10,747,796
Ryder System, Inc. ........................ 9,645 910,584
U-Haul Holding Co. , Series N , NVS
(a)
........... 16,190 1,000,380
Union Pacific Corp. ....................... 116,403 23,768,329
52,041,270
a
Semiconductors & Semiconductor Equipment  —  6 .8%
Advanced Micro Devices, Inc.
(a) (b)
.............. 300,959 22,617,069
Analog Devices, Inc. ....................... 95,891 16,442,430
Applied Materials, Inc. ..................... 160,442 17,887,678
First Solar, Inc.
(b)
......................... 17,936 3,185,434
Intel Corp. ............................. 765,437 21,631,250
Lam Research Corp. ...................... 25,463 12,734,046
Microchip Technology, Inc. ................... 102,715 7,972,738
NVIDIA Corp. ........................... 464,162 90,683,330
NXP Semiconductors NV ................... 48,818 8,997,646
ON Semiconductor Corp.
(b)
.................. 80,939 5,944,969
Skyworks Solutions, Inc. .................... 29,915 3,280,778
Texas Instruments, Inc. ..................... 170,340 30,185,951
241,563,319
a
Software  —  15 .1%
Adobe, Inc.
(b)
............................ 87,265 32,317,720
ANSYS, Inc.
(b)
........................... 16,231 4,323,289
Autodesk, Inc.
(b)
.......................... 40,373 8,686,655
Black Knight, Inc.
(b)
........................ 29,031 1,758,988
Cadence Design Systems, Inc.
(b)
.............. 51,151 9,351,937
Coupa Software, Inc.
(b)
..................... 14,338 1,145,893
Fair Isaac Corp.
(b)
......................... 4,721 3,143,950
Fortinet, Inc.
(a) (b)
.......................... 125,171 6,551,450
Gen Digital, Inc. .......................... 111,205 2,558,827
Guidewire Software, Inc.
(b)
................... 14,924 1,093,034
HubSpot, Inc.
(a) (b)
......................... 8,543 2,964,506
Intuit, Inc. .............................. 49,955 21,114,480
Microsoft Corp. .......................... 1,320,745 327,293,819
Oracle Corp. ............................ 298,088 26,368,865
Paycom Software, Inc.
(b)
.................... 9,518 3,083,261
PTC, Inc.
(b)
............................. 20,813 2,807,257
RingCentral, Inc. , Class A
(b)
.................. 15,407 601,335
Roper Technologies, Inc. .................... 19,749 8,427,886
Salesforce, Inc.
(b)
......................... 186,389 31,307,760
ServiceNow, Inc.
(b)
........................ 37,658 17,139,286
Splunk, Inc.
(a) (b)
.......................... 30,246 2,896,659
Synopsys, Inc.
(b)
......................... 28,431 10,057,466
Teradata Corp.
(b)
......................... 19,187 669,243
VMware, Inc. , Class A
(b)
.................... 39,371 4,821,766
Workday, Inc. , Class A
(b)
.................... 37,460 6,796,368
537,281,700
a
Specialty Retail  —  3 .0%
AutoNation, Inc.
(a) (b)
....................... 6,816 863,724
Best Buy Co., Inc. ........................ 37,649 3,340,219
Buckle, Inc. (The) ........................ 5,339 234,916
CarMax, Inc.
(a) (b)
.......................... 29,521 2,079,754
Foot Locker, Inc. ......................... 15,347 667,748

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
GameStop Corp. , Class A
(a) (b)
................. 47,855 $ 1,046,589
Gap, Inc. (The) .......................... 36,750 498,698
Home Depot, Inc. (The) .................... 190,861 61,871,410
Lowe's Companies, Inc. .................... 115,715 24,097,649
ODP Corp. (The)
(b)
........................ 8,204 423,326
Signet Jewelers Ltd. ....................... 8,894 683,148
Tractor Supply Co. ........................ 20,752 4,731,248
Ulta Beauty, Inc.
(b)
........................ 9,586 4,926,821
105,465,250
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 49,587 2,014,224
Hewlett Packard Enterprise Co. ............... 242,366 3,909,363
HP, Inc. ............................... 193,112 5,627,284
Seagate Technology Holdings PLC ............. 37,032 2,510,029
Xerox Holdings Corp. ...................... 22,060 361,343
14,422,243
a
Textiles, Apparel & Luxury Goods  —  1 .1%
Capri Holdings Ltd.
(b)
...................... 25,765 1,713,115
Columbia Sportswear Co. ................... 6,399 613,664
Deckers Outdoor Corp.
(b)
.................... 4,952 2,116,881
Hanesbrands, Inc. ........................ 66,647 562,501
Nike, Inc. , Class B ........................ 235,541 29,991,435
PVH Corp. ............................. 12,600 1,132,740
Under Armour, Inc. , Class A
(b)
................. 34,627 429,029
Under Armour, Inc. , Class C , NVS
(b)
............ 35,328 385,075
VF Corp. .............................. 60,971 1,886,443
Wolverine World Wide, Inc. .................. 14,982 241,659
39,072,542
a
Thrifts & Mortgage Finance  —  0 .0%
New York Community Bancorp, Inc. ............ 127,043 1,269,160
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 19,797 $ 890,271
Applied Industrial Technologies, Inc. ............ 7,056 1,010,490
Fastenal Co. ............................ 107,239 5,420,932
Ferguson PLC ........................... 38,898 5,536,741
United Rentals, Inc.
(b)
...................... 13,074 5,764,980
WW Grainger, Inc. ........................ 8,565 5,048,896
23,672,310
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 33,924 5,308,767
Essential Utilities, Inc. ...................... 46,802 2,187,057
7,495,824
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,063,082,513 ) ............................... 3,541,639,862
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 23,694,913 23,709,130
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 10,015,652 10,015,652
a
Total Short-Term Securities — 1.0%
(Cost: $ 33,715,663 ) ................................. 33,724,782
Total Investments — 100.6%
(Cost: $ 3,096,798,176 ) ............................... 3,575,364,644
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (19,832,714)
Net Assets — 100.0% ................................. $ 3,555,531,930
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 25,429,018  $ —  $ (1,734,192)
(a)
$ 4,612  $ 9,692  $ 23,709,130  23,694,913  $ 258,216
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,630,000  7,385,652
(a)
—  —  —  10,015,652  10,015,652  166,603  7
BlackRock, Inc. ... 17,745,909  2,589,155  (3,038,470) 1,068,201  2,993,301  21,358,096  28,132  443,758  —
$ 1,072,813  $ 3,002,993
$ 55,082,878
$ 868,577  $ 7
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
MSCI KLD 400 Social ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 65 03/17/23 $ 13,293 $ 378,597
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,541,639,862  $ —  $ —  $ 3,541,639,862
Short-Term Securities
Money Market Funds ...................................... 33,724,782  —  —  33,724,782
$ 3,575,364,644  $ —  $ —  $ 3,575,364,644
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 378,597  $ —  $ —  $ 378,597
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares